Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Freedom Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Income Fund
Class Name	Fidelity Freedom® Income Fund Class K
Trading Symbol	FNSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 2,617,512,485
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,617,512,485
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Freedom 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund
Trading Symbol	FFFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2020 Fund	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 14,700,076,247
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,700,076,247
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Growth Company Fund 4.6 Fidelity Series Large Cap Stock Fund 4.4 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 71.8
Fidelity Freedom 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K
Trading Symbol	FSNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 33,911,958,323
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$33,911,958,323
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Growth Company Fund 6.3 Fidelity Series Large Cap Stock Fund 6.0 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Stock Selector Large Cap Value Fund 4.1 71.0
Fidelity Freedom Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Income Fund
Class Name	Fidelity Freedom® Income Fund
Trading Symbol	FFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Income Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,617,512,485
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,617,512,485
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Freedom 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K
Trading Symbol	FSNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 21,801,296,023
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$21,801,296,023
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K
Trading Symbol	FNSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 12,107,574,296
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$12,107,574,296
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund
Trading Symbol	FFSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2065 Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 1,762,892,118
Holdings Count | shares	46
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,762,892,118
Number of Holdings	46
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K
Trading Symbol	FNSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 19,735,608,547
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,735,608,547
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.9 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.7
Fidelity Freedom 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund
Trading Symbol	FDKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2060 Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 6,258,798,912
Holdings Count | shares	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,258,798,912
Number of Holdings	45
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Income Fund
Class Name	Fidelity Freedom® Income Fund Class K6
Trading Symbol	FYTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 2,617,512,485
Holdings Count | shares	44
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,617,512,485
Number of Holdings	44
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.1 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 38.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Money Market Fund 8.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series International Growth Fund 1.9 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Short-Term Credit Fund 1.9 85.3
Fidelity Freedom 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K
Trading Symbol	FSNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 4,908,864,164
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,908,864,164
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.6 Fidelity Series Large Cap Stock Fund 3.5 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 74.5
Fidelity Freedom 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund
Trading Symbol	FFVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2015 Fund	$ 27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 4,908,864,164
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,908,864,164
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.6 Fidelity Series Large Cap Stock Fund 3.5 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 74.5
Fidelity Freedom 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K6
Trading Symbol	FRBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 12	0.45%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,211,644
Holdings Count | shares	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,211,644
Number of Holdings	27
Portfolio TurnoverA	31%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Growth Company Fund 9.5 Fidelity Series Large Cap Stock Fund 9.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Opportunistic Insights Fund 5.6 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.3
Fidelity Freedom 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K6
Trading Symbol	FVTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 6,258,798,912
Holdings Count | shares	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,258,798,912
Number of Holdings	45
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund
Trading Symbol	FFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2040 Fund	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 30,158,071,326
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$30,158,071,326
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Growth Company Fund 9.0 Fidelity Series Large Cap Stock Fund 8.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Blue Chip Growth Fund 4.9 71.3
Fidelity Freedom 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund Class K6
Trading Symbol	FJTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 21,801,296,023
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$21,801,296,023
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund
Trading Symbol	FDEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2055 Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 12,107,574,296
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$12,107,574,296
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund
Trading Symbol	FFFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2050 Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 19,735,608,547
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,735,608,547
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.9 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.7
Fidelity Freedom 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund
Trading Symbol	FFTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2025 Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 22,382,922,087
Holdings Count | shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,382,922,087
Number of Holdings	43
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 5.6 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 73.5
Fidelity Freedom 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K
Trading Symbol	FSNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 3,442,412,678
Holdings Count | shares	45
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,442,412,678
Number of Holdings	45
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Growth Company Fund 2.6 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.1
Fidelity Freedom 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund
Trading Symbol	FRBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2070 Fund A	$ 20	0.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,211,644
Holdings Count | shares	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,211,644
Number of Holdings	27
Portfolio TurnoverA	31%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Growth Company Fund 9.5 Fidelity Series Large Cap Stock Fund 9.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Opportunistic Insights Fund 5.6 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.3
Fidelity Freedom 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K6
Trading Symbol	FHTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 30,158,071,326
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$30,158,071,326
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Growth Company Fund 9.0 Fidelity Series Large Cap Stock Fund 8.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Blue Chip Growth Fund 4.9 71.3
Fidelity Freedom 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K6
Trading Symbol	FWTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 29,378,565,674
Holdings Count | shares	44
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$29,378,565,674
Number of Holdings	44
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.6 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.4 71.1
Fidelity Freedom 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K6
Trading Symbol	FDTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 22,382,922,087
Holdings Count | shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,382,922,087
Number of Holdings	43
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 5.6 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 73.5
Fidelity Freedom 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2050 Fund
Class Name	Fidelity Freedom® 2050 Fund Class K6
Trading Symbol	FZTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 19,735,608,547
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$19,735,608,547
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.9 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.7
Fidelity Freedom 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2025 Fund
Class Name	Fidelity Freedom® 2025 Fund Class K
Trading Symbol	FSNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 22,382,922,087
Holdings Count | shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$22,382,922,087
Number of Holdings	43
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 43.4 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 24.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Growth Company Fund 5.6 Fidelity Series Large Cap Stock Fund 5.3 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 Fidelity Series Long-Term Treasury Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 73.5
Fidelity Freedom 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund
Trading Symbol	FFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2010 Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 3,442,412,678
Holdings Count | shares	45
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,442,412,678
Number of Holdings	45
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Growth Company Fund 2.6 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.1
Fidelity Freedom 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K
Trading Symbol	FFSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 1,762,892,118
Holdings Count | shares	46
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,762,892,118
Number of Holdings	46
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2070 Fund
Class Name	Fidelity Freedom® 2070 Fund Class K
Trading Symbol	FRBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 17	0.64%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 1,211,644
Holdings Count | shares	27
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,211,644
Number of Holdings	27
Portfolio TurnoverA	31%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Growth Company Fund 9.5 Fidelity Series Large Cap Stock Fund 9.1 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.2 Fidelity Series Opportunistic Insights Fund 5.6 Fidelity Series Value Discovery Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 76.3
Fidelity Freedom 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K
Trading Symbol	FSNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 14,700,076,247
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,700,076,247
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Growth Company Fund 4.6 Fidelity Series Large Cap Stock Fund 4.4 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 71.8
Fidelity Freedom 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund Class K
Trading Symbol	FSNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 29,378,565,674
Holdings Count | shares	44
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$29,378,565,674
Number of Holdings	44
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.6 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.4 71.1
Fidelity Freedom 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2055 Fund
Class Name	Fidelity Freedom® 2055 Fund Class K6
Trading Symbol	FCTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 12,107,574,296
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$12,107,574,296
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund Class K6
Trading Symbol	FGTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 33,911,958,323
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$33,911,958,323
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Growth Company Fund 6.3 Fidelity Series Large Cap Stock Fund 6.0 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Stock Selector Large Cap Value Fund 4.1 71.0
Fidelity Freedom 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2030 Fund
Class Name	Fidelity Freedom® 2030 Fund
Trading Symbol	FFFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2030 Fund	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 33,911,958,323
Holdings Count | shares	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$33,911,958,323
Number of Holdings	43
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 36.8 Domestic Equity Funds 33.9 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.4 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Growth Company Fund 6.3 Fidelity Series Large Cap Stock Fund 6.0 Fidelity Series International Value Fund 5.3 Fidelity Series Overseas Fund 5.3 Fidelity Series International Growth Fund 5.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series Stock Selector Large Cap Value Fund 4.1 71.0
Fidelity Freedom 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2010 Fund
Class Name	Fidelity Freedom® 2010 Fund Class K6
Trading Symbol	FOTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 3,442,412,678
Holdings Count | shares	45
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$3,442,412,678
Number of Holdings	45
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 14.0 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 35.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.2 Fidelity Series Government Money Market Fund 6.8 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series Growth Company Fund 2.6 Fidelity Series International Value Fund 2.5 Fidelity Series Overseas Fund 2.5 Fidelity Series International Growth Fund 2.5 80.1
Fidelity Freedom 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2035 Fund
Class Name	Fidelity Freedom® 2035 Fund
Trading Symbol	FFTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2035 Fund	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 29,378,565,674
Holdings Count | shares	44
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$29,378,565,674
Number of Holdings	44
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 15.6 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Growth Company Fund 7.4 Fidelity Series Large Cap Stock Fund 7.1 Fidelity Series International Value Fund 6.1 Fidelity Series Overseas Fund 6.1 Fidelity Series International Growth Fund 6.1 Fidelity Series Stock Selector Large Cap Value Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 Fidelity Series Opportunistic Insights Fund 4.4 71.1
Fidelity Freedom 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2045 Fund
Class Name	Fidelity Freedom® 2045 Fund
Trading Symbol	FFFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® 2045 Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 21,801,296,023
Holdings Count | shares	44
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$21,801,296,023
Number of Holdings	44
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2015 Fund
Class Name	Fidelity Freedom® 2015 Fund Class K6
Trading Symbol	FPTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 4,908,864,164
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,908,864,164
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 31.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series Government Money Market Fund 4.5 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Growth Company Fund 3.6 Fidelity Series Large Cap Stock Fund 3.5 Fidelity Series International Value Fund 3.3 Fidelity Series Overseas Fund 3.3 74.5
Fidelity Freedom 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2020 Fund
Class Name	Fidelity Freedom® 2020 Fund Class K6
Trading Symbol	FATKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 14,700,076,247
Holdings Count | shares	44
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$14,700,076,247
Number of Holdings	44
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 49.1 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 28.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series Growth Company Fund 4.6 Fidelity Series Large Cap Stock Fund 4.4 Fidelity Series International Value Fund 4.1 Fidelity Series Overseas Fund 4.1 Fidelity Series International Growth Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 3.9 71.8
Fidelity Freedom 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2060 Fund
Class Name	Fidelity Freedom® 2060 Fund Class K
Trading Symbol	FNSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 6,258,798,912
Holdings Count | shares	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,258,798,912
Number of Holdings	45
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2065 Fund
Class Name	Fidelity Freedom® 2065 Fund Class K6
Trading Symbol	FFSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,762,892,118
Holdings Count | shares	46
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,762,892,118
Number of Holdings	46
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Growth Company Fund 9.7 Fidelity Series Large Cap Stock Fund 9.3 Fidelity Series International Value Fund 7.9 Fidelity Series Overseas Fund 7.9 Fidelity Series International Growth Fund 7.9 Fidelity Series Stock Selector Large Cap Value Fund 6.3 Fidelity Series Opportunistic Insights Fund 5.8 Fidelity Series Value Discovery Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.3 76.4
Fidelity Freedom 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® 2040 Fund
Class Name	Fidelity Freedom® 2040 Fund Class K
Trading Symbol	FSNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 30,158,071,326
Holdings Count | shares	43
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$30,158,071,326
Number of Holdings	43
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.7 International Equity Funds 38.7 Bond Funds 12.3 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Growth Company Fund 9.0 Fidelity Series Large Cap Stock Fund 8.7 Fidelity Series International Value Fund 7.3 Fidelity Series Overseas Fund 7.3 Fidelity Series International Growth Fund 7.3 Fidelity Series Stock Selector Large Cap Value Fund 5.9 Fidelity Series Opportunistic Insights Fund 5.4 Fidelity Series Value Discovery Fund 5.4 Fidelity Series Blue Chip Growth Fund 4.9 71.3